CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands		Total Amber International Holding shareholders' equity	Share Capital	Share premium	Treasury shares	Reserves	Accumulated losses	Non-controlling interests	Total
Balance at the beginning of the period at Dec. 31, 2024		$ 29,785	$ 1	$ 13,499		$ 53,175	$ (36,890)		$ 29,785
Net income/(loss) for the period		1,672					1,672	$ (28)	1,644
Other comprehensive (loss)/income		(139)				(139)		24	(115)
Comprehensive income/(loss)		1,533				(139)	1,672	(4)	1,529
Waiver of related party balances		50				50			50
Transaction with owners in their capacity as owners:
Issuance of ordinary shares upon consummation of merger, net of issuance cost (Note (i))	[1]	59,923	407	59,548	$ (32)				59,923
Share-based compensation expense		8				8			8
Total transactions with owners in their capacity as owners		59,931	407	59,548	(32)	8			59,931
Balance at the end of the period at Jun. 30, 2025		91,299	408	73,047	(32)	53,094	(35,218)	$ (4)	91,295
Balance at the beginning of the period at Dec. 31, 2025		110,312	424	90,540	(903)	53,390	(33,139)		110,312
Net income/(loss) for the period		(2,234)					(2,234)		(2,234)
Other comprehensive (loss)/income		(419)				(419)			(419)
Comprehensive income/(loss)		(2,653)				(419)	(2,234)		(2,653)
Transaction with owners in their capacity as owners:
Share-based compensation expense		39				39			39
Repurchase of ordinary shares (Note (ii))	[2]	(4,877)			(4,877)				(4,877)
Total transactions with owners in their capacity as owners		(4,838)			(4,877)	39			(4,838)
Balance at the end of the period at Jun. 30, 2026		$ 102,821	$ 424	$ 90,540	$ (5,780)	$ 53,010	$ (35,373)		$ 102,821

[1]	Comparative figures for the six-month ended June 30, 2025 have been restated to reflect the finalization of the provisional accounting for the reverse acquisition of iClick Interactive Asia Group Limited completed in March 2025. The amount recognized for the issuance of ordinary shares upon consummation of the merger, net of issuance costs, has been adjusted accordingly.
[2]	On November 26, 2025, board of directors of the Company approved and authorized to repurchase up to US$50 million of ADSs over a 12-month period commencing December 1, 2025. As of June 30, 2026, the Company had repurchased a total of 2,636,910 ADSs under this program for an aggregate consideration of approximately US$5.8 million